Investments (Tables)	12 Months Ended
Dec. 31, 2014
Company's Combined Proportionate Share of Major Components of Financial Statements
[b]	The Company’s net income includes the proportionate share of net income or loss of its equity method investees, including the Company’s 76% interest in an entity subject to shared control. When a proportionate share of net income is recorded, it increases equity income in the consolidated statements of income and the carrying value of those investments. Conversely, when a proportionate share of a net loss is recorded, it decreases equity income in the consolidated statements of income and the carrying value of those investments. The following is the Company’s combined proportionate share of the major components of the financial statements of the entities in which the Company accounts for using the equity method:

Balance Sheets

	2014	2013
Current assets	$479	$373
Long-term assets	$289	$82
Current liabilities	$364	$167
Long-term liabilities	$124	$76

Statements of Income

	2014	2013	2012
Sales	$1,732	$1,013	$967
Cost of goods sold, expenses and income taxes	1,521	839	814

Net income	$211	$174	$153

ABCP [Member]
Company's Investment in ABCP
The following is a continuity of the Company’s investment in ABCP:

	2014	2013	2012
Balance, beginning of year	$92	$90	$82
Valuation adjustment [i]	3	8	15
Cash receipts	—	—	(9)
Foreign exchange and other	(7)	(6)	2

	$88	$92	$90

[i]	The carrying value of this investment was based on a valuation technique estimating the fair value from the perspective of a market participant. The valuation adjustment is recorded in selling, general and administrative expense.